Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues
Operating revenue	$ 304,874,644		$ 234,286,550		$ 146,716,403
Other cargo revenue			4,051,060
Revenues, Total	304,874,644		238,337,610		146,716,403
Expenses
Address and brokerage commissions	6,697,412		5,472,823		4,233,794
Voyage expenses	45,002,948		49,336,461		27,790,816
Cost of cargo sold			4,254,853
Charter-in costs	9,110,708		6,833,713		11,287,831
Vessel operating expenses	70,198,082		56,029,439		32,826,651
Depreciation and amortization	45,808,750		36,608,168		24,179,633
General and administrative costs	10,335,424		6,146,603		5,273,540
Other corporate expenses	2,259,116		3,496,368		1,401,808
Total operating expenses	189,412,440		168,178,428		106,994,073
Operating income	115,462,204		70,159,182		39,722,330
Other income/(expense)
Interest expense	(30,321,411)		(28,767,858)		(8,735,952)
Interest income	230,234		98,775		64,590
Income before income taxes	85,371,027		41,490,099		31,050,968
Income taxes	(903,526)		(506,263)		(515,123)
Net income	$ 84,467,501		$ 40,983,836		$ 30,535,845
Earnings per share:
Basic:	$ 1.53	[1]	$ 0.89	[1]	$ 0.82	[1]
Diluted:	$ 1.52	[1]	$ 0.89	[1]	$ 0.82	[1]
Weighted average number of shares outstanding:
Basic:	55,336,402	[1]	46,031,386	[1]	37,294,962	[1]
Diluted:	55,483,478	[1]	46,031,386	[1]	37,294,962	[1]
Dividends per share:
Basic and diluted:					$ 0.06	[1]

[1]	All share amounts (except par value per share amounts) have been retroactively restated for 2012 to reflect the Company's 3-for-1 stock split on October 29, 2013 as described in Note 10 - Common Stock to these consolidated financial statements.